DECOMMISSIONING LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of decommissioning liabilities [abstract]
Disclosure of detailed information about decommissioning liability [Table Text Block]
	Santa Elena	Los Gatos	San Dimas	La Encantada	Jerritt Canyon	Non- Operating Properties	Total
Balance at December 31, 2023	$12,687	$-	$14,203	$11,748	$101,322	$11,602	$151,562
Movements during the year:
Change in rehabilitation provision	(1,302)	-	(2,346)	(1,362)	6,165	(2,159)	(1,004)
Reclamation costs incurred	(387)	-	-	(140)	(480)	(96)	(1,103)
Accretion expense	1,228	-	1,372	1,136	4,798	1,076	9,610
Foreign exchange gain	-	-	-	-	-	-	-
Balance at December 31, 2024	$12,226	$-	$13,229	$11,382	$111,805	$10,425	$159,067
Movements during the year:
Acquisition of Gatos	-	8,112	-	-	-	-	8,112
Change in rehabilitation provision	495	2,165	980	1,237	3,239	1,997	10,114
Reclamation costs incurred	(155)	-	(2)	(124)	(912)	(97)	(1,290)
Accretion expense	1,292	921	1,395	1,208	5,208	1,072	11,096
Balance at December 31, 2025	$13,858	$11,198	$15,601	$13,703	$119,340	$13,397	$187,098

(1) Non-operating properties include the San Martin and Del Toro Mines, along with the La Luz project. During the year, the Company announced that it has entered into a definitive agreement to sell its 100%-owned, past-producing Del Toro Silver Mine (Note 15).